Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of the Stock Option Plan	A summary of the activities regarding the stock option plan during the fiscal years ended March 31, 2023, 2024 and 2025 is as follows:

	Fiscal year ended March 31
	2023		2024		2025
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
		Yen		Yen		Yen
Outstanding at beginning of the fiscal year	82,721,500	1,879	98,457,500	2,062	97,809,500	2,330

Granted	23,721,500	2,196	12,190,500	2,533	4,302,800	2,927

Exercised	6,304,000	1,113	10,608,500	1,359	18,930,500	1,843

Forfeited or expired	1,681,500	2,531	2,230,000	2,660	2,012,500	2,796

Outstanding at end of the fiscal year	98,457,500	2,062	97,809,500	2,330	81,169,300	2,442

Exercisable at end of the fiscal year	48,415,000	1,607	59,409,500	2,166	59,515,500	2,403

Summary of Unexercised Stock Acquisition Rights
A summary of unexercised stock acquisition rights as of March 31, 2023, 2024 and 2025 is as follows:

Series	Date of grant	Exercise term	Exercise price	Outstanding at end of the fiscal year (shares)
				2023	2024	2025
26 th	November 20, 2013	November 20, 2014 to November 19, 2023	¥402	72,000	-	-
27 th	November 20, 2013	November 20, 2014 to November 19, 2023	$4.01	553,500	-	-
28 th	November 20, 2014	November 20, 2015 to November 19, 2024	¥483	662,500	417,500	-
29 th	November 20, 2014	November 20, 2015 to November 19, 2024	$4.14	677,500	613,500	-
30 th	November 19, 2015	November 19, 2016 to November 18, 2025	¥681	934,500	445,000	230,500
31 st	November 19, 2015	November 19, 2016 to November 18, 2025	$5.51	741,000	656,500	337,000
32 nd	November 22, 2016	November 22, 2017 to November 21, 2026	¥673	1,952,000	1,157,000	755,500
33 rd	November 22, 2016	November 22, 2017 to November 21, 2026	$6.22	1,652,500	1,430,500	983,000
34 th	November 21, 2017	November 21, 2018 to November 20, 2027	¥1,047	2,171,000	1,401,000	944,500
35 th	November 21, 2017	November 21, 2018 to November 20, 2027	$9.15	3,102,500	2,528,500	1,486,500
36 th	February 28, 2018	February 28, 2019 to February 27, 2028	¥1,089	19,500	7,500	4,500
38 th	November 20, 2018	November 20, 2019 to November 19, 2028	¥1,288	4,199,500	2,983,500	2,308,500
39 th	November 20, 2018	November 20, 2019 to November 19, 2028	$11.25	3,802,500	3,271,500	1,926,500
40 th	November 20, 2019	November 20, 2020 to November 19, 2029	¥1,341	6,050,500	4,373,000	2,799,000
41 st	November 20, 2019	November 20, 2020 to November 19, 2029	$12.20	5,381,500	4,582,000	2,736,000
42 nd	April 17, 2020	April 17, 2021 to April 16, 2030	$12.75	66,500	-	-
43 rd	November 18, 2020	November 18, 2021 to November 17, 2030	¥1,848	10,302,000	8,270,000	6,386,000
44 th	November 18, 2020	November 18, 2021 to November 17, 2030	$17.50	9,310,500	8,573,000	5,641,000
45 th	November 18, 2021	November 18, 2022 to November 17, 2031	¥2,870	11,837,500	11,656,000	10,635,000
46 th	November 18, 2021	November 18, 2022 to November 17, 2031	$24.98	11,385,500	10,689,000	10,119,500
47 th	November 16, 2022	November 16, 2023 to November 15, 2032	¥2,278	12,135,500	12,006,000	10,686,500
48 th	November 16, 2022	November 16, 2023 to November 15, 2032	$15.58	11,447,500	10,620,000	7,836,500
49 th	November 27, 2023	November 27, 2024 to November 26, 2033	¥2,589	-	6,471,000	6,392,000
50 th	November 27, 2023	November 27, 2024 to November 26, 2033	$17.10	-	5,657,500	4,658,500
51 st	November 25, 2024	November 25, 2025 to November 24, 2034	¥2,948	-	-	2,867,000
52 nd	November 25, 2024	November 25, 2025 to November 24, 2034	$18.93	-	-	1,435,800

Summary of the restricted stock unit plan during the fiscal years
A summary of the activities regarding the restricted stock unit plan during the fiscal years ended March 31, 2023, 2024 and 2025 is as follows:

	Fiscal year ended March 31
	2023	2024	2025
	Number of units	Number of units	Number of units
Outstanding at beginning of the fiscal year	-	2,443,150	8,255,925

Granted	2,499,210	6,913,640	10,215,944

Vesting	-	757,040	2,746,775

Forfeited	56,060	343,825	635,243

Outstanding at end of the fiscal year	2,443,150	8,255,925	15,089,851

Summary of The weighted-average fair value of the units on the grant date of the restricted stock units	The weighted-average fair value per share on the grant date of the restricted stock units during the fiscal years ended March 31, 2023, 2024 and 2025 is as follows:

	Fiscal year ended March 31
	2023	2024		2025
Date of grant	November 25, 2022	July 25, 2023	November 27, 2023	July 25, 2024	November 25, 2024
The weighted-average fair value (Yen)	2,295	2,587	2,532	2,644	2,944